Redeemable non-controlling interest (Tables)	6 Months Ended
Jun. 30, 2019
Temporary Equity Disclosure [Abstract]
Schedule of changes in redeemable non-controlling interest
Changes in redeemable non-controlling interest for the period from December 31, 2017 to June 30, 2018 are set out in the table below.

(In $ millions)	Asia Offshore Drilling Ltd
As at December 31, 2017 (Predecessor) and March 31, 2018 (Predecessor)	—
Reclassification from non-controlling interest	150
Net loss attributable to redeemable non-controlling interest in the period	2
Fair value adjustment	(127)
As at June 30, 2018 (Predecessor)	25

Changes in redeemable non-controlling interest for the period from December 31, 2018 to June 30, 2019 are set out in the table below.

(In $ millions)	Asia Offshore Drilling Ltd
As at December 31, 2018 (Successor)	38
Net loss attributable to redeemable non-controlling interest in the period	(1)
Fair value adjustment	1
As at March 31, 2019 (Successor)	38
Net loss attributable to redeemable non-controlling interest in the period	(1)
As at June 30, 2019 (Successor)	37